GOODWILL AND INTANGIBLE ASSETS - Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 10,946.8
Amortization	441.1	$ 485.3
Intangible assets and goodwill at end of period	10,899.0	10,946.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,890.5
Intangible assets and goodwill at end of period	8,065.8	7,890.5
Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	861.0
Intangible assets and goodwill at end of period	880.7	861.0
Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,914.6
Intangible assets and goodwill at end of period	1,721.4	1,914.6
Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	104.8
Intangible assets and goodwill at end of period	104.2	104.8
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	175.9
Intangible assets and goodwill at end of period	126.9	175.9
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	13,089.9	13,287.1
Acquisitions via business combinations	224.8	983.1
Adjustments for prior year acquisitions	23.8	(20.2)
Other	14.8	14.4
Disposals	(503.4)	(981.1)
Changes in foreign exchange	644.5	(193.4)
Intangible assets and goodwill at end of period	13,494.4	13,089.9
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	7,890.5	8,182.4
Acquisitions via business combinations	119.8	529.8
Adjustments for prior year acquisitions	33.0	(38.5)
Other	0.0	0.0
Disposals	(415.7)	(650.2)
Changes in foreign exchange	438.2	(133.0)
Intangible assets and goodwill at end of period	8,065.8	7,890.5
Cost | Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	861.0	839.7
Acquisitions via business combinations	11.1	32.8
Adjustments for prior year acquisitions	0.0	0.0
Other	0.0	0.0
Disposals	0.0	(9.7)
Changes in foreign exchange	8.6	(1.8)
Intangible assets and goodwill at end of period	880.7	861.0
Cost | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,674.1	3,592.7
Acquisitions via business combinations	60.0	349.5
Adjustments for prior year acquisitions	(1.7)	17.2
Other	14.8	14.4
Disposals	(87.7)	(254.2)
Changes in foreign exchange	153.2	(45.5)
Intangible assets and goodwill at end of period	3,812.7	3,674.1
Cost | Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	143.5	108.1
Acquisitions via business combinations	1.3	38.4
Adjustments for prior year acquisitions	0.0	0.0
Other	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	11.0	(3.0)
Intangible assets and goodwill at end of period	155.8	143.5
Cost | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	520.8	564.2
Acquisitions via business combinations	32.6	32.6
Adjustments for prior year acquisitions	(7.5)	1.1
Other	0.0	0.0
Disposals	0.0	(67.0)
Changes in foreign exchange	33.5	(10.1)
Intangible assets and goodwill at end of period	579.4	520.8
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,143.1)	(1,859.7)
Amortization	441.1	485.3
Disposals	(86.9)	(177.8)
Changes in foreign exchange	98.1	(24.1)
Intangible assets and goodwill at end of period	(2,595.4)	(2,143.1)
Accumulated depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,759.5)	(1,527.5)
Amortization	347.5	385.9
Disposals	(86.9)	(136.1)
Changes in foreign exchange	71.2	(17.8)
Intangible assets and goodwill at end of period	(2,091.3)	(1,759.5)
Accumulated depreciation | Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(38.7)	(32.6)
Amortization	9.4	6.9
Disposals	0.0	0.0
Changes in foreign exchange	3.5	(0.8)
Intangible assets and goodwill at end of period	(51.6)	(38.7)
Accumulated depreciation | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(344.9)	(299.6)
Amortization	84.2	92.5
Disposals	0.0	(41.7)
Changes in foreign exchange	23.4	(5.5)
Intangible assets and goodwill at end of period	$ (452.5)	$ (344.9)